Geographic, Financial and Other Information - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 Segment Country	Dec. 31, 2012 Segment Country	Dec. 31, 2012 Walmart [Member]	Dec. 31, 2011 Walmart [Member]	Dec. 31, 2010 Walmart [Member]
Number of reportable operating segments
Number of countries in which entity operates	14	14
Percentage of Net Sales by Major Customer			22.00%	22.00%	22.00%
Number of reportable operating segments	1	1